INVESTMENT IN UNCONSOLIDATED ENTITIES, NET	12 Months Ended
Mar. 31, 2024
Investments, All Other Investments [Abstract]
INVESTMENT IN UNCONSOLIDATED ENTITIES, NET

NOTE 10 – INVESTMENT IN UNCONSOLIDATED ENTITIES, NET

In September 2021, the Company, Stemtech Corporation (“Stemtech”) and Globe Net Wireless Corp. (“GNTW”) entered into a Securities Purchase Agreement (the “SPA”) pursuant to which the Company invested $1.4 million in Stemtech in exchange for: (a) a Convertible Promissory Note in the amount of $1.4 million in favor of the Company (the “Convertible Note”) and (b) a detachable Warrant to purchase shares of GNTW common stock (the “GNTW Warrant”). Stemtech is a subsidiary of GNTW. As an inducement to enter into the SPA, GNTW agreed to pay to the Company an origination fee of $500,000, payable in shares of GNTW’s common stock. The Convertible Note matures on September 9, 2024, bears interest at the annual rate of 10%, and is convertible, at the option of the holder, into shares of GNTW’s common stock at a conversion rate calculated based on the closing price per share of GNTW’s common stock during the 30-day period ended September 19, 2021. The GNTW Warrant expires on September 13, 2024 and conveys the right to purchase up to 1.4 million shares of GNTW’s common stock at a purchase price calculated based on the closing price per share of GTNW’s common stock during the 10-day period ended September 13, 2021. In September 2021, GNTW issued to the Company 154,173 shares of its common stock, or less than 1% of the shares of GNTW then issued and outstanding, in payment of the origination fee. In November 2021, Globe Net Wireless Corp. changed its corporate name to Stemtech Corporation. In connection therewith, the investee’s common stock is now traded under the symbol “STEK”.

The Company carries its investment in the Convertible Note, the GNTW Warrant and the shares of GNTW common stock at fair value in accordance with U.S. GAAP. During the fiscal year end March 31, 2023, the Company recognized unrealized losses, before income tax, of approximately $4.9 million in connection with its investment in the Convertible Note, the GNTW Warrant and the shares of GNTW common stock.

Effective June 30, 2023, subject to the terms of a certain Loan Purchase Contract, Assignment of Note and Liens and Other Loan Documents, and Note Allonge document, DSSI purchased from SHRG the Stemtech promissory note in the amount of $1.4 million, along with all SHRG’s rights in any Stemtech warrants, for a purchase price of $1.1 million, with the financial terms generally summarized as follows: (a) DSSI paid the $1.1 million purchase price by crediting the $27.0 million loan, first to interest and then to principal, and (b) DSSI acquired ownership of the $1.4 million promissory note payable by Stemtech, free and clear of any liens, and any equity or warrant interest in the Stemtech that SHRG may have held. As of September 30, 2023, as a result of the transaction, the Company no longer has an investment in Stemtech.

In September 2021, the Company entered into a Membership Unit Purchase Agreement pursuant to which the Company acquired a 30.75% equity interest in MojiLife, a limited liability company organized in the State of Utah, in exchange for $1,537,000. MojiLife is a distributor of technology-based consumer products, such as cordless scent diffusers, for the home and the car, as well as proprietary home cleaning products and accessories. On October 1, 2023, MojiLife and its principals Darin Davis and Kimberlee Davis (collectively the “Seller”) and Moji Life International, Inc., a Nevada corporation (the “Purchaser”), a wholly-owned subsidiary of the Company (collectively the “Parties”) entered into an Asset Purchase Agreement (the “MojiLife Asset Purchase Agreement”). Pursuant to the MojiLife Asset Purchase Agreement, the Purchaser purchased the Seller’s real and personal property including, machinery and equipment, intellectual property, trade names, patents, marketing strategies and materials, all product formulas, all saleable inventory, the Seller’s organization database of distributors and customers, and assumed certain liabilities of the Seller.

In connection with the MojiLife Asset Purchase Agreement, on October 1, 2023, the Purchaser and SHRG Development Ventures, LLC (“SHRGDV”), an affiliate of the Purchaser and subsidiary of the Company also entered into an Exchange Agreement whereby SHRDV relinquished and surrendered its 30.75% LLC unit ownership interest in Seller.

On a quarterly basis, the Company evaluates the recoverability of its investments and reviews current economic trends to determine the adequacy of its allowance for impairment losses based on each investee financial performance data and other relevant information. An estimate for impairment losses is recognized when recovery in full of the Company’s investment is no longer probable. Investment balances are written off against the allowance after the potential for recovery is considered remote.

Investment in unconsolidated entities consists of the following:

	As of March 31,
	2024	2023
Investment in detachable GNTW stock warrant	$-	$143,641
Investment in GNTW common stock	-	18,300
Investment in Stemtech convertible note	-	44,290
Investment in MojiLife	-	1,537,000
Subtotal	-	1,743,231
Allowance for impairment losses	-	(1,537,000)
	$-	$206,231

On a quarterly basis, the Company evaluates the recoverability of its investments and reviews current economic trends to determine the adequacy of its allowance for impairment losses based on each investee financial performance data and other relevant information. An estimate for impairment losses is recognized when recovery in fill of the Company’s investment is no longer probable. Investment balances are written off against the allowance after the potential for recovery is considered remote.

The following table reflects the activity in the allowance for impairment losses for the periods presented:

	Fiscal Year Ended March 31,
	2024	2023
Balance at beginning of fiscal year	$1,537,000	$1,537,000
Write-off	(1,537,000)	-
Balance at end of fiscal year	$-	$1,537,000